Income Taxes - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 30, 2012	Jan. 01, 2012	Dec. 31, 2010
Disclosure Income Taxes [Abstract]
U.S. federal income tax rate	34.00%
Income tax benefit	$ (207)	$ (1,803)	$ (155)
Net increase to the valuation allowance	11,636	2,707	10,980
Valuation Allowance Deferred Tax Asset Recognized In Income	11,795	6,551	5,617
Valuation Allowance Deferred Tax Asset Recognized In Accumulated Other Comprehensive Loss	513	3,844	5,363
Valuation Allowance Deferred Tax Asset Recognized In Discontinued Operations	(672)
Net operating loss carryforwards for Federal and state income tax purposes	632,120
Operating loss carryforwards expiration dates	2018 through 2031
Uncertain tax positions	$ 4,677	$ 5,033	$ 4,913